Annual Total Returns[BarChart] - NVIT Government Bond Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.25%	3.06%	(4.06%)	4.57%	(0.11%)	0.74%	2.08%	(0.05%)	6.27%	6.08%